Accounts Receivable, Net - Schedule of Allowance for Expected Losses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Accounts Receivable, Net [Abstract]
Beginning balance	$ 17,179	$ 143
Additions	173,564	17,064
Foreign currency translation adjustments	1,909	(28)
Allowance for expected losses	$ 192,652	$ 17,179